Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Long Term Debt

	December 31 2018 $	December 31 2017 $

Notes payable	76.8	60.8
Revolving credit facilities	528.6	209.9
Term loan	308.8	458.5
Finance lease obligations	19.5	10.4

	933.7	739.6
Less current portion	48.5	198.2

Long-term portion	885.2	541.4

Future Minimum Lease Payments and Present Value of the Net Minimum Lease Payments under Finance Leases

Future minimum lease payments under finance leases and the present value of the net minimum lease payments are as follows:

	December 31	December 31
	2018	2017
	$	$

Within one year	10.0	7.4
After one year but not more than five years	9.8	3.1

Total minimum lease payments	19.8	10.5
Less amounts representing finance charges	0.3	0.1

Present value of minimum lease payments	19.5	10.4